Lease - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Lease
Operating cash flows from operating leases	¥ 286,679	¥ 242,726
Decrease in right-of-use assets and lease liabilities as a result of lease modification	¥ (1,460)